Aasgard Small & Mid-Cap Fund
Schedule of Investments
at June 30, 2021 (Unaudited)

Shares	COMMON STOCKS - 91.29%	Value
	Administrative and Support Services - 3.96%
10,045	Broadridge Financial Solutions, Inc.	$1,622,569
7,575	Scotts Miracle-Gro Co.	1,453,794
		3,076,363
	Ambulatory Health Care Services - 2.05%
12,055	Quest Diagnostics, Inc.	1,590,898
	Chemical Manufacturing - 1.91%
16,725	RPM International, Inc.	1,483,173
	Computer and Electronic Product Manufacturing - 6.33%
8,635	MKS Instruments, Inc.	1,536,598
4,510	Monolithic Power Systems, Inc.	1,684,260
12,690	Teradyne, Inc.	1,699,952
		4,920,810
	Construction of Buildings - 1.89%
36,035	KB Home	1,467,345
	Credit Intermediation and Related Activities - 11.44%
37,085	Bank OZK	1,563,504
19,926	Commerce Bancshares, Inc.	1,485,683
68,195	Regions Financial Corp.	1,376,175
34,080	Synovus Financial Corp.	1,495,430
43,090	Washington Federal, Inc.	1,369,400
30,365	Zions Bancorp	1,605,094
		8,895,286
	Food Manufacturing - 3.68%
28,625	Campbell Soup Co.	1,305,014
64,310	Flowers Foods, Inc.	1,556,302
		2,861,316
	Funds, Trusts, and Other Financial Vehicles - 2.32%
12,470	Garmin Ltd. - ADR	1,803,661
	Furniture and Home Furnishings Stores - 2.24%
10,920	Williams-Sonoma, Inc.	1,743,378
	Heavy & Civil Engineering Construction - 1.85%
37,785	KBR, Inc.	1,441,498
	Insurance Carriers and Related Activities - 5.94%
11,320	Arthur J. Gallagher & Co.	1,585,705
30,050	Brown & Brown, Inc.	1,596,857
13,735	RLI Corp.	1,436,544
		4,619,106
	Machinery Manufacturing - 6.08%
21,660	Graco, Inc.	1,639,662
6,980	IDEX Corp.	1,535,949
14,160	Toro Co.	1,555,901
		4,731,512
	Merchant Wholesalers, Durable Goods - 6.30%
17,925	MSC Industrial Direct Co., Inc. - Class A	1,608,410
3,900	Pool Corp.	1,788,774
5,230	Watsco, Inc.	1,499,127
		4,896,311
	Merchant Wholesalers, Nondurable Goods - 1.74%
23,670	Cardinal Health, Inc.	1,351,320
	Miscellaneous Manufacturing - 3.96%
13,330	Hill-Rom Holdings, Inc.	1,514,155
7,575	STERIS plc - ADR	1,562,722
		3,076,877
	Miscellaneous Store Retailers - 2.26%
9,445	Tractor Supply Co.	1,757,337
	Petroleum and Coal Products Manufacturing - 1.90%
44,845	HollyFrontier Corp.	1,475,400
	Professional, Scientific, and Technical Services - 5.88%
18,750	Booz Allen Hamilton Holding Corp.	1,597,125
18,260	MAXIMUS, Inc.	1,606,332
15,595	Science Applications International Corp.	1,368,150
		4,571,607
	Rental and Leasing Services - 1.93%
18,390	McGrath RentCorp	1,500,072
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.18%
9,655	Nasdaq, Inc.	1,697,349
	Sporting Goods, Hobby, and Musical Instrument Stores - 1.76%
33,400	Camping World Holdings, Inc. - Class A	1,369,066
	Support Activities for Transportation - 4.16%
14,965	Expeditors International of Washington, Inc.	1,894,569
8,235	J.B. Hunt Transport Services, Inc.	1,341,893
		3,236,462
	Transportation Equipment Manufacturing - 3.49%
10,495	Polaris, Inc.	1,437,395
11,265	Thor Industries, Inc.	1,272,945
		2,710,340
	Utilities - 4.11%
28,060	Alliant Energy Corp.	1,564,626
29,275	ONEOK, Inc.	1,628,861
		3,193,487
	Wood Product Manufacturing - 1.93%
15,365	Owens Corning	1,504,234

	TOTAL COMMON STOCKS (Cost $54,500,492)	70,974,208

	REITS - 8.17%
10,380	CoreSite Realty Corp.	1,397,148
38,370	CubeSmart	1,777,298
33,520	Duke Realty Corp.	1,587,172
42,455	STAG Industrial, Inc.	1,589,091
	TOTAL REITS (Cost $5,093,608)	6,350,709

Shares	MONEY MARKET FUND - 0.61%	Value
471,212	Fidelity Investments Money Market Funds - Government Portfolio - Class I, 0.01% (a)	471,212
	TOTAL MONEY MARKET FUND (Cost $471,212)	471,212

	TOTAL INVESTMENTS IN SECURITIES (Cost $60,065,312) - 100.07%	77,796,129
	Liabilities in Excess of Other Assets - (0.07)%	(50,601)
	NET ASSETS - 100.00%	$77,745,528

	ADR - American Depository Receipt
	REIT - Real Estate Investment Trust
(a)	Rate shown is the 7-day annualized yield as of June 30, 2021.

Aasgard Small & Mid-Cap Fund
Summary of Fair Value Disclosure at June 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Aasgard Small & Mid-Cap Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Administrative Support and Waste Management	$3,076,363	$-	$-	$3,076,363
Construction	2,908,843	-	-	2,908,843
Finance and Insurance	17,015,402	-	-	17,015,402
Health Care and Social Assistance	1,590,898	-	-	1,590,898
Manufacturing	22,763,662	-	-	22,763,662
Professional, Scientific, and Technical Services	4,571,606	-	-	4,571,606
Real Estate and Rental and Leasing	1,500,072	-	-	1,500,072
Retail Trade	4,869,781	-	-	4,869,781
Transportation and Warehousing	3,236,462	-	-	3,236,462
Utilities	3,193,487	-	-	3,193,487
Wholesale Trade	6,247,632	-	-	6,247,632
Total Common Stocks	70,974,208	-	-	70,974,208
REITs	6,350,709	-	-	6,350,709
Money Market Fund	471,212	-	-	471,212
Total Investments in Securities	$77,796,129	$-	$-	$77,796,129

Refer to the Fund’s schedule of investments for a detailed break-out of securites by industry classification.